Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	22 Months Ended	23 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000249928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	35.75%		13.18%
C000249930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	28.69%			16.13%
C000251727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	93.77%	44.37%
C000251728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	56.39%	26.84%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	16.07%	17.34%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	30.42%			18.97%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	31.00%	18.09%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.63%			19.24%
Morningstar Global Artificial Intelligence Select Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Artificial Intelligence Select Index (Net)
Average Annual Return, Percent	90.04%	42.98%
MSCI ACWI Information Technology 10 40 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology 10/40 Index
Average Annual Return, Percent	63.62%	32.07%